Equity Method Investments - Share of Post-tax (Losses) in Equity Method Investments Reported in Consolidated Income Statement (Parenthetical) (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Refinitiv [member]
Disclosure of associates [line items]
Percentage of voting equity interests	45.00%	45.00%	45.00%